Note 5 - Right-of-use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
5.	Right-of-use assets and lease liabilities

The Company has lease agreements for its headquarter office space in Vancouver, B.C. Upon transition to IFRS
16,
the Company recognized
$394,654
of ROU assets and
$394,654
of lease liabilities.

The lease liability at
January 1, 2019
can be reconciled to the operating lease obligations as of
December 31, 2018
as follows:

Operating lease obligations as of December 31, 2018	$613,764
Discounting using the January 1, 2019 incremental borrowing rate (1)	(84,579)
Operating lease obligations as of January 1, 2019	529,185
Less: Non-lease components	(134,531)
Lease liabilities recognized as of January 1, 2019	$394,654

(1)	The lease liabilities were discounted using an incremental borrowing rate as at January 1, 2019 of 9.5% per annum.

The continuity of lease labilities for the year ended
December 31, 2019
is as follows:

Lease Liabilities
January 1, 2019	$394,654
Less: lease payments	(134,280)
Interest expense	32,305
292,679
Less: current portion of lease liabilities	(121,948)
Long-term portion of lease liabilities – December 31, 2019	$170,731

The continuity of ROU assets for the year ended
December 31, 2019
is as follows:

ROU assets
January 1, 2019	$394,654
Less: amortization of ROU assets	(121,432)
December 31, 2019	$273,222

During the year ended
December 31, 2019,
the Company recognized occupancy expenses of
$39,561.

As at
December 31, 2019,
the remaining payments for operating lease are due as follows:

	2020	2021	2022	2023	2024	Total
Office lease	$191,512	$192,336	$48,084	-	-	$431,932